Loans, Impaired Loans and Allowance for Credit Losses - Additional Information (Detail) - R-G Premier Bank [member] - CAD ($) $ in Billions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Percentage of guarantees net loan losses	80.00%
Loans Acquired Under Guarantee [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans	$ 1.2	$ 1.3